Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Debt (FY) (Details)			1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Feb. 05, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 11, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Condensed Financial Statements, Captions [Line Items]
Short-term debt outstanding				$ 238,000,000			$ 0	$ 0
Long-term debt outstanding							3,190,000,000
Long-term debt and capital leases due within one year				63,932,000			125,986,000
Repayments of long-term debt							390,571,000	19,193,000	$ 17,896,000
Payments on credit facilities				$ 0	$ 108,000,000		108,000,000	0	179,000,000
For the year ending Dec. 31,
2020							133,300,000
2021							200,000,000
2022							267,700,000
2023							333,300,000
Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Short-term debt outstanding							0	0
Long-term debt outstanding							1,670,000,000
Long-term debt and capital leases due within one year							63,300,000
Debt term		3 years
Repayments of long-term debt							370,000,000	0	0
Payments on credit facilities							75,000,000	$ 0	$ 73,000,000
For the year ending Dec. 31,
2019							66,700,000
2020							133,300,000
2021							200,000,000
2022							267,700,000
2023							333,300,000
2024							400,000,000
For the year ending Dec. 31,
2020							0
2021							330,000,000
2022							0
2023							165,000,000
2024							0
Thereafter							$ 1,185,000,000
Cleco Holdings | Bridge Loan Agreement
Condensed Financial Statements, Captions [Line Items]
Repayments of long-term debt						$ 300,000,000
Cleco Holdings | Bank Term Loan Agreement
Condensed Financial Statements, Captions [Line Items]
Repayments of long-term debt						100,000,000
Line of Credit | Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Increase in credit facility capacity		$ 75,000,000
Maximum borrowing capacity		$ 175,000,000
Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Debt term		3 years
Debt to capital ratio		0.65
Cleco Holdings | Senior Notes 3.375% Due September 15, 2029
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount						$ 300,000,000
Interest rate						3.375%
Cleco Holdings | Bridge Loan Agreement
Condensed Financial Statements, Captions [Line Items]
Repayments of long-term debt						$ 300,000,000
Cleco Holdings | Bank Term Loan Agreement
Condensed Financial Statements, Captions [Line Items]
Repayments of long-term debt						$ 100,000,000
Cleco Holdings | Line of Credit
Condensed Financial Statements, Captions [Line Items]
Increase in credit facility capacity		$ 75,000,000
Maximum borrowing capacity		175,000,000
Payments on credit facilities	$ 75,000,000
Cleco Holdings | Bridge Loan
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount		300,000,000
Cleco Holdings | Term Loan
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount		100,000,000
NRG South Central
Condensed Financial Statements, Captions [Line Items]
Repayments of long-term debt		400,000,000	$ 400,000,000
Revolving Credit Facility | Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Payments on credit facilities	$ 75,000,000
Revolving Credit Facility | Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Maximum borrowing capacity		$ 175,000,000